SECURITIES (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value
Less than 12 months	$ 87,638	$ 255,872
12 months or Greater	238,375	13,819
Total	326,013	269,691
Unrealized Losses
Less than 12 months	455	17,664
12 months or Greater	6,963	1,061
Total	7,418	18,725
US Government Agencies Debt Securities [Member]
Fair Value
Less than 12 months	46,977	100,533
12 months or Greater	104,815	4,539
Total	151,792	105,072
Unrealized Losses
Less than 12 months	219	7,330
12 months or Greater	2,866	461
Total	3,085	7,791
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Fair Value
Less than 12 months	21,339	144,134
12 months or Greater	128,935	8,698
Total	150,274	152,832
Unrealized Losses
Less than 12 months	77	10,073
12 months or Greater	4,052	576
Total	4,129	10,649
US States and Political Subdivisions Debt Securities [Member]
Fair Value
Less than 12 months	14,539	2,615
12 months or Greater	1,418
Total	15,957	2,615
Unrealized Losses
Less than 12 months	142	140
12 months or Greater	8
Total	150	140
Corporate Debt Securities [Member]
Fair Value
Less than 12 months	4,783	8,590
12 months or Greater	3,207	582
Total	7,990	9,172
Unrealized Losses
Less than 12 months	17	121
12 months or Greater	37	24
Total	$ 54	$ 145